Derivative Liabilities - Schedule of Conversion Feature Derivative Liability (Details) (10-K) - Conversion Feature Derivative Liability [Member] - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2019	Dec. 31, 2019
Balance at Beginning of Period		$ 101,925
Derivative liability	65,000	(65,000)
Change in fair value included in earnings	36,925	(36,925)
Derivative liability reversed		(134,677)
Balance at End of Period	$ 101,925